Evermore Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 3, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Evermore Funds Trust (the “Trust”)
File Nos.: 333-162066 and 811-22335

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Evermore Global Value Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated April 30, 2021, which was filed electronically as Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A on April 29, 2021.

If you have any questions concerning the foregoing please contact the undersigned at (414) 336-9563.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust